Commitments - Somos - Anglo (Predecessor) (Details) - Somos - Anglo (Predecessor) R$ in Thousands	Oct. 10, 2018 BRL (R$)
Disclosure of maturity analysis of finance lease payments receivable [line items]
The total amounts equivalent to the full period of the contracts	R$ 249,217
Up to 1 year
Disclosure of maturity analysis of finance lease payments receivable [line items]
The total amounts equivalent to the full period of the contracts	103,155
One to five year
Disclosure of maturity analysis of finance lease payments receivable [line items]
The total amounts equivalent to the full period of the contracts	80,426
More than 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
The total amounts equivalent to the full period of the contracts	R$ 65,636